Fair Value Measurements and Investments - Schedule of Change in Fair Value of Investments, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Total Change in fair value of investments, net	$ 617	$ (652)	$ (5,128)	$ 338	$ (5,380)	$ (14,701)	$ 932
Aurora
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Total Change in fair value of investments, net	649	(300)	(6,106)	1,288	373	(12,614)	1,623
OYA
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Total Change in fair value of investments, net	0	0	0	(598)	(598)	(3,732)	(1,782)
GDEV OYA Lender
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Total Change in fair value of investments, net	0	0	0	0	(3,078)	0
GDEV
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Total Change in fair value of investments, net	1	(289)	527	(289)	(1,153)	(292)	1,124
GDEV II
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Total Change in fair value of investments, net	$ (33)	$ (63)	$ 451	$ (63)	$ (924)	$ 1,937	$ (33)